Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,
	2015	2014
Furniture and fixtures	$8,979	$8,979
Office equipment	52,547	31,170
Lab equipment	400,301	321,884
	461,827	362,033
Less accumulated depreciation and amortization	(326,341)	(304,980)
Totals	$135,486	$57,053